Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Major categories of assets and liabilities measured at fair value on a recurring basis
The following are the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$18,541	$—	$—	$18,541
Mortgage loans held for sale	—	683,080	—	683,080
Derivative assets (IRLCs)	—	4,553	—	4,553
Derivative assets (MBS forward trades)	—	15,120	—	15,120
MSRs	—	—	170,294	170,294
Total assets	$18,541	$702,753	$170,294	$891,588

Liabilities:
Derivative liabilities (IRLCs)	—	3,293	—	3,293
Derivative liabilities (MBS forward trades)	—	227	—	227
Contingent earn-out liabilities	—	—	3,791	3,791
Total liabilities	$—	$3,520	$3,791	$7,311

The following are the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$10,957	$—	$—	$10,957
Mortgage loans held for sale	—	218,624	—	218,624
Derivative assets (IRLCs)	—	11,989	—	11,989
Total assets	$10,957	$230,613	$—	$241,570

Liabilities:
Derivative liabilities (MBS forward trades)	—	1,787	—	1,787
Contingent earn-out liabilities	—	—	2,095	2,095
Total liabilities	$—	$1,787	$2,095	$3,882

Fair values and related UPB due upon maturity for loans held for sale accounted for under the fair value option
The following are the fair values and related UPB due upon maturity for loans held for sale accounted under the fair value option as of December 31, 2013 and 2012:

	December 31,
	2013		2012
	Fair Value	UPB	Fair Value	UPB
Current through 89 days delinquent	$676,906	$653,938	$218,556	$212,693
90 or more days delinquent	6,174	7,630	68	68
Total	$683,080	$661,568	$218,624	$212,761

Reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis using Level 3 inputs
A reconciliation of the beginning and ending balances of the Company’s assets (MSRs) measured at fair value on a recurring basis using Level 3 inputs during the year ended December 31, 2013 is as follows:

Year ended December 31, 2013
Balance at beginning of period	$42,202
Changes in fair value recognized in earnings[1]	14,422
Purchases	1,887
Sales	—
Issuances	111,783
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance at end of period	$170,294

Changes in fair value recognized in net income during the period related to assets still held	$14,422

[1] Recognized in the consolidated statements of income within “Changes in mortgage servicing rights valuation”

Reconciliation of the beginning and ending balances of liabilities measured at fair value on a recurring basis using Level 3 inputs
A reconciliation of the beginning and ending balances of the Company’s liabilities (contingent earn-out liabilities) measured at fair value on a recurring basis using Level 3 inputs for the years ended December 31, 2013 and 2012 is as follows:

	Years ended December 31,
	2013	2012

Balance at beginning of period	$2,095	$—
Changes in fair value recognized in earnings[1]	(7)	—
Purchases[2]	1,706	2,095
Sales	—	—
Issuances	—	—
Settlements	(3)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance at end of period	$3,791	$2,095

[1] Recognized in the consolidated statements of income within “General and administrative expense”

[2] Contingent consideration liabilities resulted from the Company’s acquisition of Crossline during December 2013 and its purchase of assets from NattyMac during August 2012. See Note 4 “Business Combinations” for additional information related to these business combinations and contingent consideration arrangements.